Marketable Equity Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Marketable Securities [Abstract]
Schedule of Marketable Equity Securities	Marketable equity securities consisted of the following:
	As of December 31,
	2024	2025
Cost	$—	$4,977,798
Unrealized gains	—	2,300
Total	$—	$4,980,098